SCHEDULE OF FAIR VALUE DERIVATIVE LIABILITIES ON WARRANTS GRANTED (Details)	6 Months Ended	12 Months Ended
	Apr. 30, 2024	Oct. 31, 2023	Oct. 31, 2022
Measurement Input, Risk Free Interest Rate [Member] | 2023 Series Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member] | 2023 Series Convertible Notes Payable [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		3.60
Measurement Input, Risk Free Interest Rate [Member] | 2023 Series Convertible Notes Payable [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		3.93
Measurement Input, Risk Free Interest Rate [Member] | 2024 Senior Secured Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Risk Free Interest Rate [Member] | 2024 Senior Secured Convertible Notes Payable [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	3.99
Measurement Input, Risk Free Interest Rate [Member] | 2024 Senior Secured Convertible Notes Payable [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	4.61
Measurement Input, Expected Dividend Payment [Member] | 2023 Series Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		0.00
Measurement Input, Expected Dividend Payment [Member] | 2024 Senior Secured Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	0.00
Measurement Input, Option Volatility [Member] | 2023 Series Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Option Volatility [Member] | 2023 Series Convertible Notes Payable [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		161.52
Measurement Input, Option Volatility [Member] | 2023 Series Convertible Notes Payable [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input		200.29
Measurement Input, Option Volatility [Member] | 2024 Senior Secured Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input
Measurement Input, Option Volatility [Member] | 2024 Senior Secured Convertible Notes Payable [Member] | Minimum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	132.32
Measurement Input, Option Volatility [Member] | 2024 Senior Secured Convertible Notes Payable [Member] | Maximum [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, measurement input	135.58
Measurement Input, Expected Term [Member] | 2023 Series Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, weighted average expected life		2 years 6 months
Measurement Input, Expected Term [Member] | 2024 Senior Secured Convertible Notes Payable [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liability, weighted average expected life	2 years 6 months